Employee Benefit Plans (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Employee Benefit Plans [Abstract]
Shares Held by ESOP
Shares held by the ESOP were as follows:

	September 30, 2020	December 31, 2019
	(Dollars in thousands)

Allocated to participants	1,065,275	1,024,429
Committed to be released	-	10,416
Suspense shares	572,627	603,876
Total ESOP shares	1,637,902	1,638,721
Fair value of unearned shares	$962	$930

Shares held by the ESOP were as follows:

	December 31, 2019	December 31, 2018
	(Dollars in thousands)
Allocated to participants	1,024,429	1,036,809
Committed to be released	10,416	10,580
Suspense shares	603,876	646,033
Total ESOP shares	1,638,721	1,693,422
Fair value of unearned shares	$930	$678